Investment Manager
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Investment Adviser
      Western Asset Management Company              Semi-Annual Report
      Pasadena, CA                                   February 28, 1998

Board of Trustees
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr.
      Richard G. Gilmore                                Legg Mason
      Charles F. Haugh                                     Cash
      Arnold L. Lehman                                    Reserve
      Dr. Jill E. McGovern                                 Trust
      T. A. Rodgers
      Edward A. Taber, III

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA
                                                   The Art of Investing
Custodian

      State Street Bank & Trust Company
      Boston, MA

Counsel                                             [LEGG MASON LOGO]

      Kirkpatrick & Lockhart LLP
      Washington, D.C.                                    FUNDS

Independent Auditors
      Ernst &Young LLP
      Philadelphia, PA

      This fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the fund will always be able to maintain a stable net asset value of $1.00 per share.

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated
     ---------------------------------------------------------------------
                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                         410 (bullet) 539 (bullet) 0000

LMF-018

To Our Shareholders,

     The Legg Mason Cash Reserve Trust now has $1.29 billion invested in a diversified portfolio of high quality fixed income securities with relatively short maturities.

     As this letter is written on March 31, the Trust's annualized yield for the past 7 days is 4.82%* (an effective yield of 4.94% when the compounding effect of dividend reinvestments is included). The average weighted maturity of our portfolio is 65 days.

     A complete listing of the Trust's portfolio holdings at February 28, 1998 appears in this report. You will note that approximately 60% of the Trust's portfolio is invested in U.S. government and government agency securities and repurchase agreements fully secured by such securities.

     You may add to your Cash Reserve Trust account at any time by sending a check for $500 or more (made payable to Legg Mason Cash Reserve Trust) to:

                       Legg Mason Cash Reserve Trust
                       P.O. Box 1476
                       Baltimore, Maryland 21203-1476

     Please include your account number on any checks you send to us.

                                   Sincerely,


                                   /s/ John F. Curley, Jr.
                                   ___________________________
                                   John F. Curley, Jr.
                                   Chairman

March 31, 1998

---------
*The yields shown here are for past periods and are not intended to indicate future performance. An investment in this fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

Statement of Net Assets
Legg Mason Cash Reserve Trust
February 28, 1998
(Amounts in Thousands)  (Unaudited)

        Par                                         Rate              Value
-------------------------------------------------------------------------------
Asset-backed Securities -- 4.4%
            Associates Corporation N.A.
   $  1,000   5/15/98                               7.25%        $    1,003
            Associates Corporation N.A.
     15,000   8/15/98                              6.375             15,031
            Associates Corporation N.A.
      1,000   10/13/98                              6.04              1,003
            ContiMortgage
     15,469   12/15/98                             5.906             15,469
            Liberty Mutual Capital
              Corporation
      4,000   6/1/98                                5.96              4,001(A)
            Merrill Lynch STEERS
     20,000   1/25/99                              5.632             20,000(A)
            Norwest Financial
              Incorporated
      1,000   4/15/98                               5.50              1,000
                                                                 ----------
            Total Asset-backed Securities                            57,507
   ------------------------------------------------------------------------
Bank Notes -- 2.7%
            First USA Bank
      4,000   10/9/98                               6.25              4,009
            Key Bank
      6,000   10/7/98                               6.00              6,005
            Key Bank
      5,000   2/3/99                               6.125              5,024
            Mellon Bank
     10,000   6/16/98                              5.846             10,001
            Morgan Guaranty
              Trust Company
     10,000   2/4/99                                5.55              9,994
                                                                 ----------
            Total Bank Notes                                         35,033
   ------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 7.3%
            Bankers Trust
              Company
     10,000   3/4/98                                5.89             10,000
            Bankers Trust
              Company
      5,000   1/8/99                                5.60              4,998
            Barclays Bank PLC
     10,000   4/22/98                               5.50             10,000
            Bayerische Landesbank
      1,000   12/17/98                              5.81              1,002
            Deutsche Bank
      5,000   10/26/98                              5.94              4,998
            Harris Trust
     10,000   3/6/98                                5.50             10,000




        Par                                         Rate              Value
-------------------------------------------------------------------------------
Certificates of Deposit -- Continued
            Harris Trust
   $ 10,000   3/9/98                                5.51%        $   10,000
            Societe General
      5,000   5/19/98                               6.16              5,000
            Societe General
     20,000   10/15/98                              5.91             19,996
            Societe General
     15,000   1/7/99                                5.70             15,019
            Toronto Bank
      3,000   6/18/98                               5.80              3,002
                                                                 ----------
            Total Certificates of Deposit                            94,015
   ------------------------------------------------------------------------
Commercial Paper -- 15.3%
            Allstate Corporation
      5,000   6/15/98                              5.875              5,001
            Bellsouth Telecom
      2,661   6/8/98                                5.25              2,656
            CAFCO
     30,000   3/4/98                                5.46             29,988
            CIT Group Holdings
      8,000   7/31/98                               6.35              8,016
            Carolina Power & Light
      8,000   7/1/98                               5.375              7,986
            Caterpillar Financial
              Services Corporation
      1,500   6/11/98                               6.41              1,502
            First Chicago NBD
              Corporation
      3,600   6/1/98                                8.50              3,623
            Ford Capital
     10,000   8/15/98                               9.00             10,132
            Ford Motor Credit Company
        400   3/25/98                               9.00                401
            Ford Motor Credit Company
      3,000   6/15/98                               9.25              3,029
            Ford Motor Credit Company
      1,215   1/15/99                               8.00              1,239
            Fountain Square
              Commercial Funding
     10,914   3/17/98                               5.50             10,887(A)
            GE Capital Corporation
      4,000   3/12/98                              8.625              4,003
            GE Capital Corporation
      2,000   3/27/98                               7.05              2,002
            GE Capital Corporation
      1,060   4/8/98                                5.50              1,059

        Par                                         Rate              Value
-------------------------------------------------------------------------------
Commercial Paper -- Continued
            GE Capital Corporation
   $  6,000   4/17/98                               5.50%        $    5,957
            GE Capital Corporation
      2,000   11/10/98                              5.75              1,996
            General Motors
              Acceptance Corp.
      7,725   6/4/98                                6.50              7,734
            General Motors
              Acceptance Corp.
      1,100   7/13/98                               6.00              1,100
            Heller Financial
     28,900   3/15/98                              9.375             28,941
            KFW International
              Finance
      3,000   3/12/98                               8.25              3,002
            Manitoba Province
      9,000   3/15/99                              9.625              9,359
            NationsBank
              Corporation
     25,000   12/15/98                              6.02             25,000
            Norwest Financial
              Incorporated
      6,555   9/1/98                                6.23              6,567
            Norwest Financial
              Incorporated
      7,000   10/13/98                              6.00              7,003
            Old Kent Bank
      4,500   4/15/98                              6.875              4,506
            Toyota Motor Group
      2,000   3/17/98                               5.62              2,000
            Virginia Electric & Power
      4,000   6/1/98                               9.375              4,033
                                                                 ----------
            Total Commercial Paper                                  198,722
   ------------------------------------------------------------------------
Medium-term Notes -- 2.5%
            Albertsons' Inc.
      3,000   3/26/98                               5.65              2,999
            Associates Corporation N.A.
      2,000   5/20/98                               8.81              2,013
            General Motors
              Acceptance Corp.
      1,000   9/2/98                                5.70                998
            General Motors
              Acceptance Corp.
      2,000   3/1/99                                5.45              1,997
            John Deere Credit Inc.
      5,000   9/14/98                              5.928              5,003



        Par                                         Rate              Value
-------------------------------------------------------------------------------
Medium-term Notes -- Continued
            John Deere Credit Inc.
  $   3,000   2/1/99                                6.00%        $    3,011
            Merrill Lynch and
              Company
     10,000   8/10/98                               5.88             10,000
            NationsBank
              Corporation
      1,500   9/15/98                              5.125              1,494
            PHH Corporation
      5,000   5/26/98                              5.592              5,001
                                                                 ----------
            Total Medium-term Notes                                  32,516
   ------------------------------------------------------------------------
Time Deposits -- 5.4%
            American Express
              Centurion Bank
     20,000   3/16/98                               5.53             20,000
            American Express
              Centurion Bank
     20,000   3/19/98                               5.53             20,000
            Bank of Hawaii
     20,000   3/9/98                                5.54             20,000
            Mellon Bank
     10,000   3/6/98                                5.70             10,000
                                                                 ----------
            Total Time Deposits                                      70,000
   ------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 39.0%
            Fannie Mae
     14,739   3/12/98                               5.48             14,714
            Fannie Mae
     40,450   3/19/98                               5.40             40,341
            Fannie Mae
     15,000   3/30/98                               5.57             14,933
            Fannie Mae
     12,000   6/30/98                               5.75             12,003
            Federal Agricultural
              Mortgage Corp.
     46,000   3/16/98                               5.42             45,896
            Federal Farm Credit
              Bank
     50,000   4/1/98                                5.62             50,000
            Freddie Mac
      5,000   3/2/98                                5.61              4,999
            Freddie Mac
      4,028   3/4/98                                5.44              4,026
            Freddie Mac
     50,000   3/6/98                               5.439             49,962

Legg Mason Cash Reserve Trust
February 28, 1998
(Amounts in Thousands)  (Unaudited)

        Par                                         Rate              Value
-------------------------------------------------------------------------------
U.S. Government Agency Obligations -- Continued
            Freddie Mac
   $ 50,000   3/12/98                               5.44%        $   49,916
            Freddie Mac
     35,000   3/13/98                               5.42             34,937
            Freddie Mac
     40,000   3/20/98                               5.37             39,886
            Freddie Mac
     50,000   3/31/98                               5.35             49,777
            Freddie Mac
     20,000   3/31/98                               5.34             19,911
            Freddie Mac
     24,000   3/31/98                               5.34             23,893
            Freddie Mac
     50,000   4/13/98                               5.35             49,680
                                                                 ----------
            Total U.S. Government
              Agency Obligations                                    504,874
   ------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 20.6%
            J. P. Morgan Securities, Inc.
              5.66%, dated 2/27/98, to
              be repurchased at $266,988
              on 3/2/98 (Collateral:
              $195,855 Fannie Mae Medium-
              term Notes, 6.57%-6.89% due
              9/2/02-2/14/08, value
              $207,657; $41,883 Tennessee
              Valley Authority, 6.875%-
              7.25% due 7/15/43-
              12/15/43, value $43,046;
              $28,210 Student Loan Marketing
              Association, 0%-5.88%
              due 8/20/98-2/6/01,
    266,862   value $27,318)                                        266,862
   ------------------------------------------------------------------------


   ------------------------------------------------------------------------
            Total Investments, at amortized
              cost and value -- 97.2%                            $1,259,529(B)
            Other Assets Less
              Liabilities-- 2.8%                                     35,875
                                                                 ----------
            Net assets applicable to
              1,295,340 shares
              outstanding-- 100.0%                               $1,295,404
                                                                 ==========
            Net asset value per share                                 $1.00
                                                                      =====


     ---------
     (A) Rule 144a Security--A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified buyers.
     (B) Also represents cost for federal income tax purposes.

         See notes to financial statements.

Statement of Operations
Legg Mason Cash Reserve Trust
For the Six Months Ended February 28, 1998
(Amounts in Thousands)  (Unaudited)

      --------------------------------------------------------------------------
Investment Income:
      Interest                                                          $36,625
Expenses:
      Management fee                                       $3,089
      Distribution fee                                        645
      Transfer agent and shareholder servicing expense        955
      Custodian fee                                           114
      Reports to shareholders                                  87
      Audit and legal fees                                     63
      Registration fees                                        34
      Trustees' fees                                            9
      Other expenses                                           28
                                                           ------
        Total expenses                                                    5,024
                                                                        -------
      Net Investment Income                                              31,601
      Net Realized Gain on Investments                                       47
      -------------------------------------------------------------------------
      Increase in Net Assets Resulting from Operations                  $31,648
                                                                        =======


               -------------------------------------------






Statement of Changes in Net Assets
Legg Mason Cash Reserve Trust
(Amounts in Thousands)

                                                                                        For the Six              For the
                                                                                        Months Ended            Year Ended
                                                                                     February 28, 1998       August 31, 1997
----------------------------------------------------------------------------------------------------------------------------
                                                                                        (Unaudited)
Change in Net Assets:
      Net investment income                                                             $   31,601            $   60,327
      Net realized gain on investments                                                          47                   324
                                                                                        ----------            ----------
      Increase in net assets resulting from operations                                      31,648                60,651
      Distributions to shareholders from net investment income                             (31,601)              (60,327)
      Change in net assets from Trust share transactions                                   (47,282)              117,834
                                                                                        ----------            ----------
      Change in net assets                                                                 (47,235)              118,158

Net Assets:
      Beginning of period                                                                1,342,639             1,224,481
      ---------------------------------------------------------------------------------------------------------------------
      End of period                                                                     $1,295,404            $1,342,639
                                                                                        ==========            ==========


      See notes to financial statements.

Financial Highlights
Legg Mason Cash Reserve Trust

           Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.


                                                 For the Six                      For the Years Ended August 31,
                                                Months Ended    -------------------------------------------------------------
                                              February 28, 1998     1997          1996         1995        1994         1993
      -----------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Per Share Operating Performance:
      Net asset value, beginning of period             $1.00        $1.00        $1.00         $1.00       $1.00      $1.00
                                                -----------------------------------------------------------------------------
      Net investment income                              .02          .05          .05           .05         .03        .03
      Net realized gain (loss) on investments            Nil          Nil          Nil           Nil        (Nil)        --
                                                -----------------------------------------------------------------------------
      Total from investment operations                   .02          .05          .05           .05         .03        .03
                                                -----------------------------------------------------------------------------
      Dividends Paid From:
        Net investment income                           (.02)        (.05)        (.05)         (.05)       (.03)      (.03)
                                                -----------------------------------------------------------------------------
      Net asset value, end of period                   $1.00        $1.00        $1.00         $1.00       $1.00      $1.00
                                                =============================================================================
      Total return                                      4.94%(A)     4.84%        4.92%         5.08%       3.08%      2.85%

Ratios/Supplemental Data:
      Ratios to average net assets:
        Expenses                                         .78%(A)      .75%         .70%          .71%        .72%       .76%
        Net investment income                           4.90%(A)     4.73%        4.81%         5.03%       3.05%      2.82%
      Net assets, end of period (in millions)         $1,295       $1,343       $1,224        $1,153        $786       $755
      -----------------------------------------------------------------------------------------------------------------------

      (A) Annualized

      See notes to financial statements.


               -------------------------------------------


Notes to Financial Statements
Legg Mason Cash Reserve Trust
(Amounts in Thousands)  (Unaudited)

        -----------------------------------------------------------------

1. Significant Accounting Policies:
           The Legg Mason Cash Reserve Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The policies set forth below are in conformity with generally accepted accounting principles.

      Security Valuation
           Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Dividends to Shareholders
           Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net investment income for dividend purposes consists of interest accrued, plus original issue and market discount earned, less amortization of market premium and accrued expenses. At February 28, 1998, dividends payable of $1,915 were accrued.

      Security Transactions
           Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      Repurchase Agreements
           All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies and such collateral is in the possession of the Trust's custodian. The value of such collateral includes accrued interest.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Trust intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

      Use of Estimates
           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Trust Share Transactions:
           The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At February 28, 1998, net assets consisted of paid-in capital of $1,295,340 and accumulated net realized gain of $64. Since the Trust has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                         For the Six            For the
                         Months Ended         Year Ended
                       February 28, 1998    August 31, 1997
-------------------------------------------------------------------------
Shares sold             $ 2,136,429           $ 4,783,717
Shares reinvested            31,432                58,446
Shares repurchased       (2,215,143)           (4,724,329)
-------------------------------------------------------------------------
Net change              $   (47,282)          $   117,834
=========================================================================


3. Transactions with Affiliates:
           The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("Manager"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Trust. Under this agreement, the Manager provides the Trust with management and administrative services for which the Trust pays a fee at an annual rate ranging from 0.50% of the first $500 million of average daily net assets of the Trust to 0.40% of average daily net assets in excess of $2 billion. Management fees of $470 were payable to the manager at February 28, 1998.

           Administrative personnel and services are provided by Legg Mason at no additional expense to the Trust.

           Western Asset Management Company ("Adviser"), a corporate affiliate of the Manager and Legg Mason, serves as investment adviser to the Trust. The Adviser is responsible for the actual investment activity of the Trust, for which the Manager pays the Adviser a fee at an annual rate equal to 30% of the fee received by the Manager. For the six months ended February 28, 1998, the advisory fee was $927.

           Legg Mason, as distributor of the Trust, may receive an annual distribution fee of up to 0.15% of the Trust's average daily net assets. Legg Mason has agreed to limit such fees paid by the Trust to 0.10% through January 10, 1999. Distribution and service fees of $119 were payable to the distributor at February 28, 1998.

           Legg Mason has an agreement with the Trust's transfer agent to assist with certain of its duties. For this assistance, Legg Mason was paid $273 by the transfer agent for the six months ended February 28, 1998.